FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of carrying amount and the fair value of the assets and liabilities

The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Carrying	Fair	Carrying	Fair
	amount	Value	amount	Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	15,571,214	15,571,214	7,670,749	7,670,749
Debt instruments at fair value through OCI	8,238,981	8,238,981	3,904,857	3,904,857
Debt instruments at amortized cost	5,154,601	5,200,688	4,018,724	4,011,398
Derivative financial instruments	2,800,719	2,800,719	1,902,955	1,902,955
Equity securities at fair value	588,207	588,207	1,228,424	1,228,424
Loans and advances to customers, net	174,793,687	183,162,834	171,353,348	174,326,657
Investment property	2,839,350	2,839,350	1,992,964	1,992,964
Investments in associates(1)	1,263,765	1,263,765	1,249,818	1,249,818
Total	211,250,524	219,665,758	193,321,839	196,287,822
Liabilities
Deposits by customers	(180,820,793)	(182,022,114)	(157,205,312)	(158,235,896)
Interbank deposits	(762,574)	(762,574)	(1,363,679)	(1,363,679)
Repurchase agreements and other similar secured borrowing	(2,216,163)	(2,216,163)	(1,313,737)	(1,313,737)
Derivative financial instruments	(2,381,326)	(2,381,326)	(1,860,812)	(1,860,812)
Borrowings from other financial institutions	(11,202,126)	(11,202,126)	(13,959,343)	(13,959,343)
Preferred shares	(584,204)	(602,987)	(584,204)	(673,564)
Debt instruments in issue	(19,126,593)	(20,530,091)	(19,921,515)	(20,966,755)
Total	(217,093,779)	(219,717,381)	(196,208,602)	(198,373,786)
(1)	It corresponds investments in associates P.A Viva Malls. See Note 8 Investments in associates and joint ventures

Schedule of fair-value hierarchy levels the Bank’s assets that are measured at fair value on a recurring basis

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019:

Financial Assets
	December 31, 2020				December 31, 2019
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	9,177,665	1,262,313	-	10,439,978	5,248,352	440,590	-	5,688,942
Securities issued or secured by government entities	-	72,401	-	72,401	-	71,792	-	71,792
Securities issued by other financial institutions	138,101	461,349	122,285	721,735	97,107	501,724	126,049	724,880
Securities issued by foreign governments	3,211,372	1,023,427	-	4,234,799	683,469	392,762	-	1,076,231
Corporate bonds	25,161	66,348	10,792	102,301	37,856	69,018	2,030	108,904
Total debt instruments at fair value through profit or loss	12,552,299	2,885,838	133,077	15,571,214	6,066,784	1,475,886	128,079	7,670,749
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	2,552,041	-	2,552,041	-	-	-	-
Securities issued by other financial institutions	230,095	542,640	-	772,735	87,010	167,015	-	254,025
Securities issued by foreign governments	2,561,302	2,253,751	-	4,815,053	2,207,864	1,387,909	-	3,595,773
Corporate bonds	62,556	36,596	-	99,152	45,606	9,453	-	55,059
Total debt instruments at fair value through OCI	2,853,953	5,385,028	-	8,238,981	2,340,480	1,564,377	-	3,904,857
Total debt instruments	15,406,252	8,270,866	133,077	23,810,195	8,407,264	3,040,263	128,079	11,575,606
Equity securities
Equity securities	90,988	51,863	445,356	588,207	78,487	70,237	1,079,700	1,228,424
Total equity securities	90,988	51,863	445,356	588,207	78,487	70,237	1,079,700	1,228,424
Derivative financial instruments
Forwards
Foreign exchange contracts	-	582,282	392,843	975,125	-	479,407	235,958	715,365
Equity contracts	-	1,688	-	1,688	-	2,001	142	2,143
Total forwards	-	583,970	392,843	976,813	-	481,408	236,100	717,508
Swaps
Foreign exchange contracts	-	794,202	152,851	947,053	-	645,891	111,405	757,296
Interest rate contracts	30,146	673,723	136,173	840,042	4,571	311,928	56,054	372,553
Total swaps	30,146	1,467,925	289,024	1,787,095	4,571	957,819	167,459	1,129,849
Options
Foreign exchange contracts	22	2,277	34,512	36,811	144	8,537	46,917	55,598
Total options	22	2,277	34,512	36,811	144	8,537	46,917	55,598
Total derivative financial instruments	30,168	2,054,172	716,379	2,800,719	4,715	1,447,764	450,476	1,902,955
Investment properties
Lands	-	-	256,195	256,195	-	-	268,245	268,245
Buildings	-	-	2,583,155	2,583,155	-	-	1,724,719	1,724,719
Total investment properties	-	-	2,839,350	2,839,350	-	-	1,992,964	1,992,964
Investment in associates at fair valure
P.A Viva Malls	-	-	1,263,765	1,263,765	-	-	1,249,818	1,249,818
Total investment in associates at fair value	-	-	1,263,765	1,263,765	-	-	1,249,818	1,249,818
Total	15,527,408	10,376,901	5,397,927	31,302,236	8,490,466	4,558,264	4,901,037	17,949,767

Schedule of fair-value hierarchy levels the Bank’s liabilities that are measured at fair value on a recurring basis

Financial liabilities
	December 31, 2020				December 31, 2019
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	(823,360)	(57,254)	(880,614)	-	(658,776)	(109,239)	(768,015)
Equity contracts	-	(15,333)	-	(15,333)	-	(4,147)	(199)	(4,346)
Total forwards	-	(838,693)	(57,254)	(895,947)	-	(662,923)	(109,438)	(772,361)
Swaps
Foreign exchange contracts	-	(581,120)	(34,505)	(615,625)	-	(642,206)	(10,404)	(652,610)
Interest rate contracts	(26,940)	(773,774)	(2,439)	(803,153)	(6,895)	(369,070)	(1,376)	(377,341)
Total swaps	(26,940)	(1,354,894)	(36,944)	(1,418,778)	(6,895)	(1,011,276)	(11,780)	(1,029,951)
Options
Foreign exchange contracts	(17)	(66,584)	-	(66,601)	-	(58,500)	-	(58,500)
Total options	(17)	(66,584)	-	(66,601)	-	(58,500)	-	(58,500)
Total derivative financial instruments	(26,957)	(2,260,171)	(94,198)	(2,381,326)	(6,895)	(1,732,699)	(121,218)	(1,860,812)
Total	(26,957)	(2,260,171)	(94,198)	(2,381,326)	(6,895)	(1,732,699)	(121,218)	(1,860,812)

Schedule of fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the statement of financial position

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the statement of financial position, but for which the fair value is disclosed at December 31, 2020 and 2019:

Assets
	December 31, 2020				December 31, 2019
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Debt instruments
Securities issued by the Colombian Government	131,530	-	-	131,530	93,033	-	-	93,033
Securities issued or secured by government entities	-	-	2,423,639	2,423,639	-	345,239	1,452,231	1,797,470
Securities issued by other financial institutions	238,317	-	32,428	270,745	145,798	-	63,773	209,571
Securities issued by foreign governments	239,623	150,667	-	390,290	169,423	141,282	-	310,705
Corporate bonds	644,745	13,265	1,326,474	1,984,484	394,055	12,873	1,193,691	1,600,619
Total – Debt instruments	1,254,215	163,932	3,782,541	5,200,688	802,309	499,394	2,709,695	4,011,398
Loans and advances to customers, net	-	-	183,162,834	183,162,834	-	-	174,326,657	174,326,657
Total	1,254,215	163,932	186,945,375	188,363,522	802,309	499,394	177,036,352	178,338,055

Liabilities
	December 31, 2020				December 31, 2019
Type of instruments	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Deposits by customers	-	(29,309,307)	(152,712,807)	(182,022,114)	-	(33,655,920)	(124,579,976)	(158,235,896)
Interbank deposits	-	-	(762,574)	(762,574)	-	-	(1,363,679)	(1,363,679)
Repurchase agreements and other similar secured borrowing	-	-	(2,216,163)	(2,216,163)	-	-	(1,313,737)	(1,313,737)
Borrowings from other financial institutions	-	-	(11,202,126)	(11,202,126)	-	-	(13,959,343)	(13,959,343)
Debt instruments in issue	(10,507,774)	(8,407,005)	(1,615,312)	(20,530,091)	(8,277,170)	(9,953,028)	(2,736,557)	(20,966,755)
Preferred shares	-	-	(602,987)	(602,987)	-	-	(673,564)	(673,564)
Total	(10,507,774)	(37,716,312)	(169,111,969)	(217,336,055)	(8,277,170)	(43,608,948)	(144,626,856)	(196,512,974)

Schedule of Items Measured at fair value on a non-recurring basis

The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2020				December 31, 2019
	Fair-value hierarchy			Total fair	Fair-value hierarchy			Total fair
	Level 1	Level 2	Level 3	Value	Level 1	Level 2	Level 3	Value
In millions of COP
Machinery and equipment	-	-	3,277	3,277	-	-	4,799	4,799
Real estate for residential purposes	-	-	70,252	70,252	-	-	112,789	112,789
Real estate different from residential properties	-	-	8,974	8,974	-	-	6,807	6,807
Total	-	-	82,503	82,503	-	-	124,395	124,395

Schedule of Changes in Level 3 Fair-Value Category

The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2020 and 2019:

As of December 31, 2020

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications		Prepaids	in to	out of	December 31,
	2020	earnings							Level3	Level3	2020
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	126,049	14,325	-	4,325	(24,501)	-		(36,507)	40,558	(1,964)	122,285
Corporate bonds	2,030	1,344	-	-	-	-		(1,353)	8,771	-	10,792
Total	128,079	15,669	-	4,325	(24,501)	-		(37,860)	49,329	(1,964)	133,077
Derivative financial instruments
Foreign exchange contracts	394,280	16,561	-	463,285	(282,053)	(4,270)		-	308	(7,905)	580,206
Interest rate contracts	56,054	53,367	-	33,076	(3,934)	-		-	1,758	(4,148)	136,173
Equity contracts	142	-	-	-	(142)	-		-	-	-	-
Total	450,476	69,928	-	496,361	(286,129)	(4,270)	(1)	-	2,066	(12,053)	716,379
Equity securities
Equity securities	1,079,700	(17,045)	36,682	26,281	(79,287)	(573,592)	(2)	-	27	(27,410)	445,356
Total	1,079,700	(17,045)	36,682	26,281	(79,287)	(573,592)		-	27	(27,410)	445,356
Investment in associates
PA Viva Malls	1,249,818	56,116	-	-	(42,169)	-		-	-	-	1,263,765
Total	1,249,818	56,116	-	-	(42,169)	-		-	-	-	1,263,765
Total Assets	2,908,073	124,668	36,682	526,967	(432,086)	(577,862)		(37,860)	51,422	(41,427)	2,558,577
Liabilities
Derivative financial instruments
Foreign exchange contracts	(119,643)	(4,067)	-	(73,770)	111,182	4,270		-	(12,325)	2,594	(91,759)
Interest rate contracts	(1,376)	-	-	(40)	519	-		-	(2,399)	857	(2,439)
Equity contracts	(199)	-	-	-	199	-		-	-	-	-
Total	(121,218)	(4,067)	-	(73,810)	111,900	4,270	(1)	-	(14,724)	3,451	(94,198)
Total liabilities	(121,218)	(4,067)	-	(73,810)	111,900	4,270	(1)	-	(14,724)	3,451	(94,198)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa.
(2)

In 2020 the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition is met according to IFRS 10. This equity securities are considered as a business, because of its capacity to generate income.

As of December 31, 2019

	Balance,	Included						Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications		in to	out of	December 31,
	2019	earnings						Level3	Level3	2019
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by Government entities	6,407	19	-	-	(6,426)	-		-	-	-
Securities issued or secured by other financial entities	206,950	(27,912)	-	-	(16,606)	-		4,746	(41,129)	126,049
Corporate bonds	159	-	-	-	(159)	-		2,030	-	2,030
Total	213,516	(27,893)	-	-	(23,191)	-		6,776	(41,129)	128,079
Derivative financial instruments
Foreign exchange contracts	432,982	(9,939)	-	267,452	(291,571)	1,507		599	(6,750)	394,280
Interest rate contracts	51,296	15,213	-	11,968	(5,210)	(4,992)		11,893	(24,114)	56,054
Equity contracts	13	-	-	142	(13)	-		-	-	142
Total	484,291	5,274	-	279,562	(296,794)	(3,485)	(1)	12,492	(30,864)	450,476
Equity securities
Equity securities	1,539,600	148,269	(3,436)	8,298	(613,031)	-		-	-	1,079,700
Total	1,539,600	148,269	(3,436)	8,298	(613,031)	-		-	-	1,079,700
Investment in associates
PA Viva Malls	1,119,973	138,100	-	62,957	(71,212)	-		-	-	1,249,818
Total	1,119,973	138,100	-	62,957	(71,212)	-		-	-	1,249,818
Total Assets	3,357,380	263,750	(3,436)	350,817	(1,004,228)	(3,485)	(1)	19,268	(71,993)	2,908,073
Liabilities
Derivative financial instruments
Foreign exchange contracts	(102,981)	(292)	-	(113,046)	55,956	(1,507)		(5,792)	48,019	(119,643)
Interest rate contracts	(5,655)	14	-	(1,374)	330	4,992		-	317	(1,376)
Equity contracts	(260)	-	-	(199)	260	-		-	-	(199)
Total	(108,896)	(278)	-	(114,619)	56,546	3,485	(1)	(5,792)	48,336	(121,218)
Total liabilities	(108,896)	(278)	-	(114,619)	56,546	3,485	(1)	(5,792)	48,336	(121,218)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa.

Schedule of transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2

The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2 as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Transfers Level 1	Transfers Level	Transfers Level	Transfers Level
	to Level 2	2 to Level 1	1 to Level 2	2 to Level 1
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	-	-	2,577	-
Securities issued or secured by Foreign Government	50	663	-	84
Total	50	663	2,577	84
Debt instruments at fair value through OCI
Securities issued or secured by Foreign Government	481,294	34,325	-	287,939
Total	481,294	34,325	-	287,939
Equity securities
Equity securities	-	70,206	72,423	-
Total	-	70,206	72,423	-

Schedule of significant unobservable inputs related to the Bank’s material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions

The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.

As of December 31, 2020

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	108,992	Discounted cash flow	Yield	0.14% to 5.46%	2.73%	106,498	110,328
			Prepayment Speed	n/a	n/a	110,178	107,586
Other bonds	9,786	Discounted cash flow	Yield	2.20% to 2.20%	2.2%	9,335	10,267
			Liquidity risk	2.55% to 2.55%	2.55%	9,337	10,265
Time deposits	3,507	Discounted cash flow	Interest rate	2.95% to 5.10%	5.13%	3,499	3,514
Securities issued by other financial institutions	122,285
Corporate bonds
Corporate bonds	10,792	Discounted cash flow	Yield	3.32%	3.32%	10,711	10,890
Total debt instruments	133,077
Equity securities
Equity securities	445,356	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	335,589	Discounted cash flow	Credit spread	0% to 22.58%	3.69%	334,916	336,268
Swaps	252,080	Discounted cash flow	Credit spread	0% to 32.25%	4.39%	247,382	239,563
Options	34,512	Black-Scholes	Credit spread	0% to 36.99%	1.78%	34,270	34,732
Total derivative financial instruments	622,181
Investment in associates
P.A Viva Malls	1,263,765	Price-based	Price	n/a	n/a	n/a	n/a

As of December 31, 2019

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.48% to 6.41%	3.24%	90,111	92,906
TIPS	91,671	Discounted cash flow	Liquidity risk	Price	n/a	n/a	n/a
			Prepayment Speed	n/a	n/a	93,882	91,278
Other bonds	34,378	Discounted cash flow	Yield	0.81% to 1.06%	0.92%	33,364	35,448
			Liquidity risk	2.81% to 3.88%	3.21%	33,107	35,135
Securities issued by other financial institutions	126,049
Corporate bonds
Corporate bonds	2,030	Discounted cash flow	Yield	0.51%	0.51%	2,005	2,063
Total debt instruments	128,079
Equity securities
Equity securities	1,079,700	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Swaps	155,679	Discounted cash flow	Credit spread	0% to 40%	5.52%	150,683	149,630
Forward	126,662	Discounted cash flow	Credit spread	0% to 19.8%	3.73%	126,289	127,036
Options	46,917	Black-Scholes	Credit spread	0% to 32%	0.83%	46,561	47,134
Total derivative financial instruments	329,258
Investment in associates
P.A Viva Malls	1,249,818	Price-based	Price	n/a	n/a	n/a	n/a